LOSS PER ORDINARY SHARE (Details Textual) - shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	4,518,406	3,106,000
Options and Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	1,182,066